UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21682

Sterling Capital Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor
Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

James T. Gillespie, President Sterling Capital Variable Insurance Funds 434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Income VIF
Schedule of Portfolio Investments September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.8%

	Consumer Discretionary — 15.4%
13,999	Mattel, Inc.	$429,069
6,130	McDonald’s Corp.	581,185
5,700	Omnicom Group, Inc.	392,502
24,220	Pearson PLC, ADR	484,884
3,600	Time Warner Cable, Inc.	516,564

		2,404,204

	Consumer Staples — 16.6%
9,800	Coca-Cola Co. (The)	418,068
10,595	General Mills, Inc.	534,518
6,570	PepsiCo, Inc.	611,601
5,080	Philip Morris International, Inc.	423,672
14,385	Unilever PLC, ADR	602,732

		2,590,591

	Energy — 15.5%
5,000	Chevron Corp.	596,600
11,815	Ensco PLC, Class A	488,078
18,090	Kinder Morgan, Inc.	693,571
6,660	Occidental Petroleum Corp.	640,359

		2,418,608

	Financials — 7.7%
11,000	MetLife, Inc.	590,920
6,445	Travelers Cos., Inc. (The)	605,443

		1,196,363

	Health Care — 20.5%
9,635	Abbott Laboratories	400,720
6,630	AbbVie, Inc.	382,949
7,980	Baxter International, Inc.	572,725
7,800	Novartis AG, ADR	734,214
18,260	Pfizer, Inc.	539,948
4,800	WellPoint, Inc.	574,176

		3,204,732

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — 7.8%
23,400	General Electric Co.	$599,508
6,275	United Parcel Service, Inc., Class B	616,770

		1,216,278

	Information Technology — 10.4%
18,000	Maxim Integrated Products, Inc.	544,320
9,190	Microsoft Corp.	426,048
8,820	QUALCOMM, Inc.	659,471

		1,629,839

	Materials — 1.7%
5,000	Scotts Miracle-Gro Co. (The), Class A	275,000

	Telecommunication Services — 4.2%
13,000	Verizon Communications, Inc.	649,870

	Total Common Stocks (Cost $14,013,441)	15,585,485

MONEY MARKET FUND — 2.0%

304,895	Federated Treasury Obligations Fund, Institutional Shares	304,895

	Total Money Market Fund (Cost $304,895)	304,895

Total Investments — 101.8% (Cost $14,318,336)		15,890,380
Net Other Assets (Liabilities) — (1.8)%		(279,533)

NET ASSETS — 100.0%		$15,610,847

ADR — American Depositary Receipt

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF
Schedule of Portfolio Investments September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 100.8%

	Consumer Discretionary — 18.6%
27,000	Comcast Corp., Class A	$1,452,060
20,500	DIRECTV(a)	1,773,660
28,600	Discovery Communications, Inc., Class C(a)	1,066,208
63,000	Ford Motor Co.	931,770

		5,223,698

	Consumer Staples — 3.3%
27,000	Mondelez International, Inc., Class A	925,155

	Energy — 10.1%
7,500	Apache Corp.	704,025
18,000	Cabot Oil & Gas Corp.	588,420
9,700	EOG Resources, Inc.	960,494
9,000	Halliburton Co.	580,590

		2,833,529

	Financials — 8.7%
8,616	American Campus Communities, Inc., REIT	314,053
14,000	Capital One Financial Corp.	1,142,680
15,500	Och-Ziff Capital Management Group, LLC, Class A	166,005
17,100	Ryman Hospitality Properties, Inc., REIT	808,830

		2,431,568

	Health Care — 14.4%
17,000	HCA Holdings, Inc.(a)	1,198,840
7,800	MEDNAX, Inc.(a)	427,596
19,500	Myriad Genetics, Inc.(a)	752,115
19,500	UnitedHealth Group, Inc.	1,681,875

		4,060,426

	Industrials — 10.8%
15,129	Expeditors International of Washington, Inc.	613,935
7,500	J.B. Hunt Transport Services, Inc.	555,375
24,000	Nielsen NV	1,063,920

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
13,000	Verisk Analytics, Inc., Class A(a)	$791,570

		3,024,800

	Information Technology — 34.9%
20,000	Activision Blizzard, Inc.	415,800
17,000	Akamai Technologies, Inc.(a)	1,016,600
10,360	Apple, Inc.	1,043,770
19,000	Check Point Software Technologies, Ltd.(a)	1,315,560
59,500	Cisco Systems, Inc.	1,497,615
16,600	Citrix Systems, Inc.(a)	1,184,244
28,500	eBay, Inc.(a)	1,613,955
13,150	Intuit, Inc.	1,152,598
17,000	NCR Corp.(a)	567,970

		9,808,112

	Total Common Stocks (Cost $18,397,096)	28,307,288

MONEY MARKET FUND — 0.9%

257,981	Federated Treasury Obligations Fund, Institutional Shares	257,981

	Total Money Market Fund (Cost $257,981)	257,981

Total Investments — 101.7% (Cost $18,655,077)		28,565,269
Net Other Assets (Liabilities) — (1.7)%		(466,299)

NET ASSETS — 100.0%		$28,098,970

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments September 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 9.4%

$70,635	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.495%, 11/25/35(a)	$67,819
246,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	243,177
30,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	29,720
102,000	CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.980%, 1/15/19	101,787
140,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	141,055
200,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	199,126
70,629	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.355%, 1/25/36(a)	66,840
54,755	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.655%, 3/25/35(a)	54,260
137,213	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.475%, 10/25/35(a)	133,035
71,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/18	71,076
28,000	World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.940%, 4/15/19	27,927

	Total Asset Backed Securities (Cost $1,136,567)	1,135,822

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%

49,281	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.856%, 4/25/35(a)	48,817
40,802	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	42,434
81,269	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	82,048
45,099	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	47,955
20,955	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	20,976
74,864	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	82,000
60,025	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	64,457
78,004	Freddie Mac, Series 4323, Class VA, 4.000%, 3/15/27	83,965
139,490	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	145,540
68,733	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	70,147
49,651	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	51,606
42,408	PHHMC Trust, Series 2007-6, Class A1, 5.558%, 12/18/37(a)	42,690
10,982	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	11,231
56,504	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	59,087
36,833	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.462%, 12/25/34(a)	36,811

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$64,296	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	$64,987
83,948	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.390%, 6/25/34(a)	85,020
12,880	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	13,115
78,048	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.615%, 1/25/35(a)	77,804
78,788	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.606%, 10/25/35(a)	79,369
16,277	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	16,806

	Total Collateralized Mortgage Obligations (Cost $1,191,180)	1,226,865

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.3%

78,080	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	83,185
120,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	127,458
4,986	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	4,984
80,000	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	86,126
73,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.466%, 11/10/42(a)	74,014
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	40,777
95,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-Top26, Class A4, 5.471%, 1/12/45(a)	102,875
60,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	65,921
82,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	87,599
86,982	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.948%, 6/10/46(a)	92,202
30,000	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A5, 3.917%, 10/10/47	31,136
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	121,292
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	140,317
132,609	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	136,851
56,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	58,019
35,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	36,337

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) September 30, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$147,935	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	$159,454
66,190	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	72,867
16,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	16,625
118,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.455%, 1/11/43(a)	132,958
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.645%, 3/12/44(a)	84,410
130,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	141,595
41,952	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	41,944
61,732	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	64,954
61,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	62,453
25,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	25,977

	Total Commercial Mortgage-Backed Securities (Cost $2,123,706)	2,092,330

CORPORATE BONDS — 34.5%

	Consumer Discretionary — 3.6%
21,000	21st Century Fox America, Inc., 5.400%, 10/1/43	22,947
46,000	Comcast Corp., 4.200%, 8/15/34	45,605
31,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	35,011
29,000	Ford Motor Co., 7.450%, 7/16/31	38,289
47,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	47,352
41,000	Lear Corp., 5.375%, 3/15/24	41,205
20,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	24,132
27,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	32,956
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	27,950
37,000	Time Warner Cable, Inc., 4.000%, 9/1/21	38,932
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	44,700
29,000	Viacom, Inc., 5.850%, 9/1/43	32,224

		431,303

	Consumer Staples — 0.7%
28,000	Altria Group, Inc., 5.375%, 1/31/44	29,833
26,000	CVS Health Corp., 6.125%, 9/15/39	32,029
25,000	Lorillard Tobacco Co., 6.875%, 5/1/20	29,313

		91,175

	Energy — 4.8%
30,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	31,950
16,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	16,360
33,000	Chesapeake Energy Corp., 3.484%, 4/15/19(a)	33,082
35,000	Continental Resources, Inc., 4.900%, 6/1/44	34,120
24,000	Enable Midstream Partners LP, 5.000%, 5/15/44(b)	24,094
18,000	Energy Transfer Partners LP, 9.000%, 4/15/19	22,555

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	$47,612
15,000	EQT Midstream Partners LP, 4.000%, 8/1/24	14,786
20,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	21,902
32,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	29,586
30,000	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	32,175
32,000	NuStar Logistics LP, 8.150%, 4/15/18	36,400
33,000	Petrobras International Finance Co., SA, 3.500%, 2/6/17	33,574
27,000	Phillips 66, 5.875%, 5/1/42	31,996
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	27,300
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	42,412
30,000	Shell International Finance BV, 4.550%, 8/12/43	31,724
42,000	Statoil ASA, 4.800%, 11/8/43	45,509
20,000	Williams Partners LP, 4.300%, 3/4/24	20,399

		577,536

	Financials — 18.7%
33,000	Ally Financial, Inc., 2.750%, 1/30/17	32,340
31,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	31,202
45,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	46,492
39,000	Associates Corp. of North America, 6.950%, 11/1/18	45,738
84,000	Bank of America Corp., MTN, 6.875%, 4/25/18	96,886
35,000	Bank of America Corp., MTN, 5.875%, 2/7/42	41,937
31,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	33,422
79,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	86,075
32,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	32,841
51,000	CBRE Services, Inc., 6.625%, 10/15/20	53,621
30,000	CBRE Services, Inc., 5.250%, 3/15/25	29,812
40,000	CIT Group, Inc., 4.250%, 8/15/17	40,400
26,000	Citigroup, Inc., 5.875%, 1/30/42	31,336
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	45,080
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	48,205
32,000	Excel Trust LP, REIT, 4.625%, 5/15/24	32,529
7,000	Federal Realty Investment Trust, REIT, 2.750%, 6/1/23	6,657
29,000	First Data Corp., 7.375%, 6/15/19(b)	30,525
42,000	General Electric Capital Corp., 5.300%, 2/11/21	47,336
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	32,301
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	49,660
60,000	Health Care REIT, Inc., 4.950%, 1/15/21	66,011
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	38,922
47,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	45,797
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	29,665

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) September 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$40,000	HSBC Finance Corp., 6.676%, 1/15/21	$46,891
35,000	Jefferies Group, LLC, 8.500%, 7/15/19	43,246
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	42,903
31,000	JPMorgan Chase & Co., Series Q, 5.150%, 12/29/49(a)	29,528
30,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	35,288
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	33,045
19,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	29,351
77,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	88,182
92,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	98,473
53,000	National City Corp., 6.875%, 5/15/19	62,800
33,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	32,629
25,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	38,489
37,000	Old Republic International Corp., 4.875%, 10/1/24	37,049
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	37,490
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	48,250
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	32,882
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	34,888
30,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	31,941
37,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	37,437
30,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	30,000
30,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	30,975
17,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	19,344
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	59,793
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	33,255
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	39,856
25,000	Symetra Financial Corp., 4.250%, 7/15/24	25,123
26,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	36,076
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	35,330
37,000	Wachovia Corp., 5.500%, 8/1/35	41,973

		2,267,277

	Health Care — 1.4%
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	37,755
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	29,610
28,000	HCA, Inc., 7.250%, 9/15/20	29,400
25,000	Humana, Inc., 4.950%, 10/1/44	25,060
13,000	Omnicare, Inc., 7.750%, 6/1/20	13,748
25,000	Ventas Realty LP, 5.700%, 9/30/43	28,776

		164,349

	Industrials — 1.1%
24,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	25,799
36,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	36,225

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Industrials — (continued)
$30,000	United Rentals North America, Inc., 7.375%, 5/15/20	$31,875
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21	39,412

		133,311

	Materials — 1.9%
30,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(b)	30,065
18,000	International Paper Co., 7.300%, 11/15/39	23,162
36,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	38,340
32,000	LYB International Finance BV, 4.875%, 3/15/44	32,660
32,000	Mosaic Co. (The), 5.450%, 11/15/33	35,371
34,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	37,400
34,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	35,105

		232,103

	Telecommunication Services — 1.5%
21,000	British Telecommunications PLC, 9.625%, 12/15/30	32,976
35,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(b)	36,929
26,000	Level 3 Financing, Inc., 9.375%, 4/1/19	27,788
64,000	Verizon Communications, Inc., 6.550%, 9/15/43	79,961

		177,654

	Utilities — 0.8%
24,000	CMS Energy Corp., 8.750%, 6/15/19	30,472
33,000	Progress Energy, Inc., 3.150%, 4/1/22	33,114
37,000	PSEG Power, LLC, 2.450%, 11/15/18	37,286

		100,872

	Total Corporate Bonds (Cost $4,043,052)	4,175,580

FOREIGN GOVERNMENT BONDS — 0.9%

	Mexico — 0.9%
32,000	United Mexican States, 5.550%, 1/21/45	35,552
72,000	United Mexican States, MTN, 4.750%, 3/8/44	71,460

		107,012

	Total Foreign Government Bonds (Cost $95,225)	107,012

MORTGAGE-BACKED SECURITIES — 11.2%

	Fannie Mae — 6.4%
4,339	4.500%, 10/1/18, Pool #752030	4,582
7,449	5.000%, 10/1/25, Pool #255894	8,216
120,952	4.000%, 6/1/32, Pool #MA1089	129,344
88,016	4.000%, 6/1/34, Pool #MA1922	93,638
3,151	7.000%, 6/1/35, Pool #255820	3,589
12,005	5.000%, 11/1/35, Pool #842402	13,275
9,423	6.000%, 12/1/36, Pool #902054	10,688
92,324	5.500%, 8/1/37, Pool #995082	103,466
42,104	5.000%, 6/1/40, Pool #AD4927	46,622
37,795	5.000%, 6/1/40, Pool #AD7860	41,843
83,138	4.500%, 5/1/41, Pool #AI1023	89,934
24,473	4.500%, 11/1/41, Pool #AJ4994	26,450
78,857	4.000%, 1/1/42, Pool #AK0685	83,768

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) September 30, 2014 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$113,603	3.500%, 5/1/43, Pool #AB9368	$116,276

		771,691

	Freddie Mac — 3.6%
5,858	6.000%, 10/1/19, Pool #G11679	6,136
3,997	5.500%, 10/1/21, Pool #G12425	4,362
14,457	6.500%, 12/1/37, Pool #A69955	16,346
60,556	4.500%, 1/1/40, Pool #A90764	65,361
42,737	3.767%, 7/1/40, Pool #1B4948(a)	45,017
132,109	5.000%, 7/1/40, Pool #A93070	146,130
115,682	4.000%, 11/1/41, Pool #Q04740	122,036
28,870	3.500%, 7/1/44, Pool #Q27286	29,502

		434,890

	Ginnie Mae — 1.2%
100,281	4.500%, 6/15/39, Pool #701962	108,899
36,092	5.000%, 2/15/40, Pool #737037	39,890

		148,789

	Total Mortgage-Backed Securities (Cost $1,317,159)	1,355,370

MUNICIPAL BONDS — 9.6%

	California — 2.8%
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	249,170
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	94,466

		343,636

	Colorado — 0.5%
55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	55,777

	Connecticut — 0.5%
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	58,909

	District of Columbia — 0.5%
65,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	64,897

	Illinois — 1.1%
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	127,435

	New Jersey — 0.3%
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	39,977

	New York — 2.2%
100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	98,041
155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	171,503

		269,544

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Pennsylvania — 0.6%
$70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	$68,662

	Washington — 0.4%
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	44,358

	Wisconsin — 0.7%
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	89,365

	Total Municipal Bonds (Cost $1,100,431)	1,162,560

U.S. GOVERNMENT AGENCIES — 1.9%

	Fannie Mae — 0.3%
26,000	6.250%, 5/15/29	35,159

	Federal Home Loan Bank — 1.6%
200,000	0.500%, 9/28/16	199,414

	Total U.S. Government Agencies (Cost $234,892)	234,573

U.S. TREASURY BONDS — 0.3%

40,000	3.125%, 2/15/43	39,412

	Total U.S. Treasury Bonds (Cost $39,101)	39,412

U.S. TREASURY NOTES — 1.4%

78,000	1.750%, 5/31/16	79,688
73,000	0.875%, 7/15/17	72,749
13,000	2.750%, 2/15/24	13,306

	Total U.S. Treasury Notes (Cost $165,679)	165,743

Shares
PREFERRED STOCKS — 1.5%

	Financials — 1.0%
2,059	Citigroup Capital XIII, 7.875%	55,428
1,137	Lloyds Banking Group PLC, 7.750%	29,869
1,341	US Bancorp, Series F, 6.500%	38,460

		123,757

	Telecommunication Services — 0.2%
960	Qwest Corp., 7.000%	24,154

	Utilities — 0.3%
1,375	Dominion Resources, Inc., Series A, 8.375%	34,636

	Total Preferred Stocks (Cost $177,891)	182,547

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) September 30, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.4%

172,848	Federated Treasury Obligations Fund, Institutional Shares	$172,848

	Total Money Market Fund (Cost $172,848)	172,848

Total Investments — 99.6% (Cost $11,797,731)		12,050,662
Net Other Assets (Liabilities) — 0.4%		47,836

NET ASSETS — 100.0%		$12,098,498

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments September 30, 2014 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2014 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued) September 30, 2014 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2014 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Equity Income VIF	$15,890,380(a)	$ —	$—	$15,890,380
Sterling Capital Special Opportunities VIF	28,565,269(a)	—	—	28,565,269
Sterling Capital Total Return Bond VIF	355,395(b)	11,695,267(a)	—	12,050,662

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Levels during the period ended September 30, 2014.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”), which created a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 also requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value and requires additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued) September 30, 2014 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount With No Expiration*
	Short-term Losses	Amount	Expires
Sterling Capital Equity Income VIF	$ —	$13,577,535	2016
Sterling Capital Equity Income VIF	—	3,263,903	2017
Sterling Capital Total Return Bond VIF	81,380	—	—

  *     Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

At September 30, 2014, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

		Gross Tax	Gross Tax	Net Tax
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Sterling Capital Equity Income VIF	$14,318,336	$ 2,067,818	$(495,774)	$1,572,044
Sterling Capital Special Opportunities VIF	18,655,077	10,030,842	(120,650)	9,910,192
Sterling Capital Total Return Bond VIF	11,797,731	348,959	(96,028)	252,931

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date	11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date	11/25/14

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer (principal financial officer)

Date	11/25/14